Long-Term Debt (Details 3) (USD $)	12 Months Ended						3 Months Ended				12 Months Ended		3 Months Ended				3 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2012 February 13, 2012 through July 24, 2013	Jan. 30, 2012 July 25, 2013 through July 24, 2014	Jan. 30, 2012 July 25, 2014 through January 31, 2017	Jan. 30, 2012 February 13, 2012 through July 24, 2017	Sep. 30, 2012 Interim Loan Facility	Dec. 31, 2012 Interim Loan Facility	Dec. 31, 2011 Interim Loan Facility	Jul. 24, 2007 Interim Loan Facility	Dec. 31, 2012 Interim Loan Facility London inter-bank offered rate	Dec. 31, 2012 Interim Loan Facility Alternate base rate	Sep. 30, 2012 2015 Notes	Mar. 31, 2012 2015 Notes	Dec. 31, 2011 2015 Notes	Dec. 31, 2012 2015 Notes	Dec. 31, 2011 2015 Notes Holdings	Dec. 31, 2012 2020 Notes	Aug. 31, 2012 2020 Notes	Feb. 29, 2012 2020 Notes	Dec. 31, 2012 Revolving credit facility maturing in 2017	Feb. 22, 2013 Senior secured term loan facility amended in 2013 maturing in 2017 Subsequent event item	Feb. 22, 2013 Senior secured term loan facility amended in 2013 maturing in 2017 London inter-bank offered rate Subsequent event	Feb. 22, 2013 Senior secured term loan facility amended in 2013 maturing in 2017 Alternate base rate Subsequent event
Long-term debt
Face value										$ 2,650,000,000							$ 65,000,000		$ 750,000,000	$ 600,000,000
Cost of debt purchased																	68,000,000
Amount of accrued interest paid																	3,000,000
Loss on extinguishment of debt	55,554,000	774,000													(800,000)
Interest rate (as a percent)																10.75%		8.00%	7.00%	8.00%
Redemption with proceeds from 2020 Notes							276,000,000						396,000,000	600,000,000				100,000,000
Outstanding amount								1,219,145,000	2,530,750,000						996,000,000			602,750,000				2,200,000,000
Available borrowing capacity			447,700,000	324,200,000	265,200,000	75,000,000															447,700,000
Variable rate basis											Adjusted London inter-bank offered rate	alternate base rate											Adjusted London inter-bank offered rate	alternate base rate
Borrowing margin (as a percent)								2.50%			2.50%	2.50%											3.25%	2.25%
Floor rate (as a percent)																							1.00%	2.00%
Original issue discount (as a percent)																						1.00%
Unamortized original issue discount																						12,200,000
Percentage of premium payable in connection with repricing transactions																						1.00%
Number of refinancing transactions																						2
Future scheduled long-term debt payments
December 31, 2013	52,200,000
December 31, 2014	1,250,000,000
December 31, 2015	26,900,000
December 31, 2016	22,600,000
December 31, 2017	$ 968,800,000